THE COMPANY - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 shares
Performance Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares of common stock to be received	2,166,667
Walker Digital Holdings, LLC
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of stock acquired by walker digital	82.30%
Controlling voting interest owned as a result of change of name	49.00%